Net Debt - Schedule of Current Assets, Short and Long Term Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	£ 4,274	£ 6,292	£ 4,707
Total current assets	18,674	20,247
Short-term borrowings:
Commercial paper	(252)	(17)
Bank loans, overdrafts and other	(550)	(1,128)
Lease liabilities	(203)	(230)
Short-term borrowings	(3,601)	(3,725)
Long-term borrowings
Lease liabilities	(812)	(887)
Long-term borrowings	(20,572)	(23,425)
Net debt	(19,838)	(20,780)	£ (25,215)
Other LongTerm Borrowings [member]
Long-term borrowings
Long-term borrowings	(1)	(2)
New York Stock Exchange [member] | LIBOR +0.35% US$ US Medium Term Note 2021 [member]
Short-term borrowings:
Short-term borrowings		(549)
New York Stock Exchange [member] | 2.850% US$ US Medium Term Note 2022 [Member]
Short-term borrowings:
Short-term borrowings	(1,483)
Long-term borrowings
Long-term borrowings		(1,463)
New York Stock Exchange [member] | 2.875% US$ US Medium Term Note 2022
Short-term borrowings:
Short-term borrowings	(1,113)
Long-term borrowings
Long-term borrowings		(1,097)
New York Stock Exchange [member] | 2.800% US$ US Medium Term Note 2023 [member]
Long-term borrowings
Long-term borrowings	(926)	(913)
New York Stock Exchange [member] | Exchangeable US$ US Medium Term Note 2023 [Member]
Long-term borrowings
Long-term borrowings	(204)	(199)
New York Stock Exchange [member] | 3.375% US$ US Medium Term Note 2023 [member]
Long-term borrowings
Long-term borrowings	(925)	(912)
New York Stock Exchange [member] | 3.000% US$ US Medium Term Note 2024
Long-term borrowings
Long-term borrowings	(739)	(728)
New York Stock Exchange [member] | 3.625% US$ US Medium Term Note 2025 [member]
Long-term borrowings
Long-term borrowings	(738)	(728)
New York Stock Exchange [member] | 0.534% US$ US Medium Term Note 2023 [Member]
Long-term borrowings
Long-term borrowings	(926)	(913)
New York Stock Exchange [member] | 3.875% US$ US Medium Term Note 2028 [member]
Long-term borrowings
Long-term borrowings	(1,294)	(1,278)
New York Stock Exchange [member] | 3.375% US$ US Medium Term Note 2029
Long-term borrowings
Long-term borrowings	(733)	(723)
New York Stock Exchange [member] | 6.375% US Medium Term Note 2038 [Member]
Long-term borrowings
Long-term borrowings	(2,022)	(1,996)
New York Stock Exchange [member] | 4.200% US$ US Medium Term Note 2043 [Member]
Long-term borrowings
Long-term borrowings	(364)	(359)
London Stock Exchange [member] | EURIBOR +60% € Euro Medium Term Note 2021
Short-term borrowings:
Short-term borrowings		(1,351)
London Stock Exchange [member] | 0.000% € Euro Medium Term Note 2021
Short-term borrowings:
Short-term borrowings		(450)
London Stock Exchange [member] | 0.125% € Euro Medium Term Note 2023 [Member]
Long-term borrowings
Long-term borrowings	(629)	(673)
London Stock Exchange [member] | 0.000% € Euro Medium Term Note 2023
Long-term borrowings
Long-term borrowings	(420)	(450)
London Stock Exchange [member] | 1.375% € Euro Medium Term Note 2024 [Member]
Long-term borrowings
Long-term borrowings	(836)	(894)
London Stock Exchange [member] | 4.000% € Euro Medium Term Note 2025 [Member]
Long-term borrowings
Long-term borrowings	(627)	(670)
London Stock Exchange [member] | 1.000% € Euro Medium Term Note 2026 [Member]
Long-term borrowings
Long-term borrowings	(587)	(628)
London Stock Exchange [member] | 1.250% Euro Medium Term Note 2026 [member]
Long-term borrowings
Long-term borrowings	(838)	(896)
London Stock Exchange [member] | 3.375% Euro Medium Term Note 2027 [Member]
Long-term borrowings
Long-term borrowings	(595)	(595)
London Stock Exchange [member] | 1.25% Euro Medium Term Note 2028 [Member]
Long-term borrowings
Long-term borrowings	(743)	(742)
London Stock Exchange [member] | 1.375% € Euro Medium Term Note 2029 [Member]
Long-term borrowings
Long-term borrowings	(418)	(447)
London Stock Exchange [member] | 1.750% Euro Medium Term Note 2030 [member]
Long-term borrowings
Long-term borrowings	(628)	(672)
London Stock Exchange [member] | 5.250% Euro Medium Term Note 2033 [Member]
Long-term borrowings
Long-term borrowings	(984)	(983)
London Stock Exchange [member] | 5.375% US Medium Term Note 2034 [Member]
Long-term borrowings
Long-term borrowings	(368)	(363)
London Stock Exchange [member] | 1.625% Euro Medium Term Note 2035 [Member]
Long-term borrowings
Long-term borrowings	(744)	(743)
London Stock Exchange [member] | 6.375% Euro Medium Term Note 2039 [Member]
Long-term borrowings
Long-term borrowings	(695)	(695)
London Stock Exchange [member] | 5.250% Euro Medium Term Note 2042 [Member]
Long-term borrowings
Long-term borrowings	(987)	(987)
London Stock Exchange [member] | 4.250% Euro Medium Term Note 2045 [Member]
Long-term borrowings
Long-term borrowings	(789)	(789)
Net debt [member]
Current assets:
Liquid investments	61	78
Cash and cash equivalents	4,274	6,292
Total current assets	£ 4,335	£ 6,370